Deferred Premium Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Deferred premium acquisition costs, beginning balance	$ 1,127.3	$ 927.5
Premium acquisition costs deferred	3,271.4	3,012.1
Amortization	(3,068.2)	(2,812.5)
Assets held for sale (note 23)	(1.7)	0.0
Foreign exchange effect and other	15.5	0.2
Deferred premium acquisition costs, ending balance	$ 1,344.3	$ 1,127.3